Note 6 - Lease (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Lessee, Operating Lease, Liability, to be Paid, Maturity [Table Text Block]
Operating Leases
Year ending December 31, 2023	$106
Total undiscounted future lease payments	106
Less: imputed interest	-
Total lease liabilities	$106